Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 97,102	$ 2,768,640
Inventory	745,502	950,093
Prepaid expenses	217,390	496,869
Subscription receivable	5,444,628
TOTAL CURRENT ASSETS	6,912,948	4,743,563
Fixed assets, net	1,898,243	2,318,863
Intangible assets, net	9,444	107,000
Deposits	106,410	355,366
Right of use asset - long term	2,200,299	3,160,457
Deferred issuance costs		50,000
Investment in Evofem	22,277,211
Deposit on acquisition	11,173,772
TOTAL ASSETS	44,578,327	10,735,249
CURRENT LIABILITIES:
Accounts payable and accrued expenses	8,554,959	1,958,502
Notes payable, net of discount	15,653,477
Financing on fixed assets	147,823	409,983
Deferred rent	158,612	188,581
Lease liability - current	999,943	1,086,658
TOTAL CURRENT LIABILITIES	25,889,814	3,643,724
Settlement liability	1,600,000
Lease liability - long term	1,041,744	1,885,218
TOTAL LIABILITIES	28,531,558	5,528,942
Preferred stock, value
Common stock, $0.001 par value, 100,000,000 shares authorized, 1,318,969 and 107,698 shares issued and 1,318,918 and 107,647 shares outstanding, respectively	1,319	108
Treasury stock, 51 and 51 shares, respectively	(201,605)	(201,605)
Additional paid-in capital	143,997,710	100,448,166
Accumulated deficit	(127,741,072)	(95,040,362)
TOTAL ADITXT, INC. STOCKHOLDERS’ EQUITY (DEFICIT)	16,056,377	5,206,307
NON-CONTROLLING INTEREST	(9,608)
TOTAL STOCKHOLDERS’ EQUITY	16,046,769	5,206,307
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	44,578,327	10,735,249
Unbilled
CURRENT ASSETS:
Accounts receivable, net	408,326	527,961
Series A-1 Convertible Preferred Stock
CURRENT LIABILITIES:
Preferred stock, value	22
Series B Preferred Stock
CURRENT LIABILITIES:
Preferred stock, value
Series B-2 Convertible Preferred Stock
CURRENT LIABILITIES:
Preferred stock, value	3
Series C Preferred Stock
CURRENT LIABILITIES:
Preferred stock, value
Related Party
CURRENT LIABILITIES:
Notes payable - related party	$ 375,000